Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Additional paid-in capital CNY	Dec. 31, 2011 Additional paid-in capital CNY	Dec. 31, 2010 Additional paid-in capital CNY
Noncontrolling Interest [Line Items]
Net loss attributable to The9 Limited	$ (82,503,025)	(514,002,092)	(284,329,931)	(499,611,594)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise		3,923	4,619	6,666	3,265	4,044	5,564
Increase in The9 Limited's additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest			(1,205,640)	(598,739)	0	1,565,749	523,586
Decrease in The9 Limited's additional paid-in capital for capital contribution to Red 5 and Mengxiang Hulian					0	(12,741,104)	(6,981,392)
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest					3,933,247	0	0
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests		(510,065,580)	(295,501,242)	(506,063,836)